UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 36.7%
	Face Amount	Value
CONSUMER DISCRETIONARY — 4.4%
Altice Luxembourg
7.750%, 05/15/22 (A)	$25,000	$25,360
Amazon.com
4.950%, 12/05/44	20,000	25,071
AutoNation
4.500%, 10/01/25	20,000	21,393
CCO Safari II
6.384%, 10/23/35 (A)	30,000	35,305
4.464%, 07/23/22 (A)	25,000	27,144
Clear Channel Worldwide Holdings
6.500%, 11/15/22	35,000	36,225
Comcast
1.625%, 01/15/22	20,000	19,999
General Motors
4.875%, 10/02/23	70,000	76,475
Kohl’s
5.550%, 07/17/45	20,000	19,125
Newell Brands
3.850%, 04/01/23	55,000	58,777
NVR
3.950%, 09/15/22	25,000	26,498
QVC
5.450%, 08/15/34	15,000	14,268
4.375%, 03/15/23	55,000	56,379
Sky
6.100%, 02/15/18 (A)	20,000	21,301

		463,320

CONSUMER NON-CYCLICAL — 0.5%
Land O’ Lakes
6.000%, 11/15/22 (A)	15,000	15,900
SABMiller Holdings
3.750%, 01/15/22 (A)	35,000	38,011

		53,911

CONSUMER STAPLES — 1.6%
Altria Group
10.200%, 02/06/39	20,000	37,287
CVS Health
5.125%, 07/20/45	20,000	25,437
3.875%, 07/20/25	9,000	9,995
2.875%, 06/01/26	10,000	10,307

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Kraft Heinz Foods
4.875%, 02/15/25 (A)	$55,000	$60,711
Reynolds American
6.875%, 05/01/20	20,000	23,689

		167,426

ENERGY — 3.6%
Anadarko Petroleum
6.450%, 09/15/36	51,000	56,976
Canadian Oil Sands
7.750%, 05/15/19 (A)	20,000	22,433
4.500%, 04/01/22 (A)	30,000	30,877
Chevron
2.954%, 05/16/26	15,000	15,515
2.100%, 05/16/21	10,000	10,223
DCP Midstream Operating
2.500%, 12/01/17	5,000	4,947
Devon Energy
5.850%, 12/15/25	26,000	28,563
Energy Transfer Partners
6.050%, 06/01/41	15,000	15,109
5.150%, 03/15/45	10,000	9,304
4.050%, 03/15/25	20,000	19,557
Enterprise Products Operating
7.034%, 01/15/68 (B)	15,000	15,827
Petroleos Mexicanos MTN
5.625%, 01/23/46	15,000	13,742
Schlumberger Holdings
4.000%, 12/21/25 (A)	25,000	27,218
Shell International Finance BV
4.000%, 05/10/46	15,000	15,429
2.875%, 05/10/26	20,000	20,394
Suncor Energy
5.950%, 12/01/34	20,000	24,183
Transocean
3.750%, 10/15/17	29,000	28,420
Williams Partners
5.100%, 09/15/45	25,000	22,492

		381,209

FINANCIALS — 10.9%
Anheuser-Busch InBev Finance
4.700%, 02/01/36	55,000	63,751
3.650%, 02/01/26	35,000	37,579

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Apollo Management Holdings
4.400%, 05/27/26 (A)	$20,000	$20,776
4.000%, 05/30/24 (A)	10,000	10,297
Assurant
2.500%, 03/15/18	30,000	30,385
Bank of America MTN
3.500%, 04/19/26	35,000	36,540
2.625%, 04/19/21	20,000	20,382
Bear Stearns
5.550%, 01/22/17	25,000	25,512
Berkshire Hathaway
2.200%, 03/15/21	10,000	10,354
Boston Properties
3.650%, 02/01/26	25,000	27,015
Capital One Financial
3.750%, 07/28/26	20,000	20,134
Chubb INA Holdings
2.875%, 11/03/22	15,000	15,814
2.300%, 11/03/20	20,000	20,647
Citigroup
6.250%, 02/17/17 (B)	25,000	26,938
4.650%, 07/30/45	20,000	22,575
4.450%, 09/29/27	15,000	15,729
Citigroup Capital III
7.625%, 12/01/36	20,000	25,870
Compass Bank
6.400%, 10/01/17	40,000	41,982
Farmers Exchange Capital III
5.454%, 10/15/54 (A) (B)	25,000	25,188
Ford Motor Credit
2.551%, 10/05/18	25,000	25,448
General Motors Financial
5.250%, 03/01/26	25,000	27,914
Goldman Sachs Capital I
6.345%, 02/15/34	35,000	42,360
Goldman Sachs Group
6.750%, 10/01/37	45,000	57,694
5.300%, 12/29/49 (B)	20,000	20,350
2.625%, 04/25/21	20,000	20,365
HSBC Bank
7.650%, 05/01/25	10,000	12,583
HSBC Bank USA, NY
5.875%, 11/01/34	20,000	24,758
Intesa Sanpaolo
2.375%, 01/13/17	5,000	5,012

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIALS — continued
Janus Capital Group
4.875%, 08/01/25	$25,000	$27,187
KKR Group Finance III
5.125%, 06/01/44 (A)	25,000	25,726
MetLife
10.750%, 08/01/39	30,000	48,000
Morgan Stanley MTN
3.875%, 01/27/26	50,000	53,367
2.500%, 04/21/21	15,000	15,174
Mutual of Omaha Insurance
4.297%, 07/15/54 (A) (B)	35,000	35,131
Nomura Holdings MTN
2.000%, 09/13/16	50,000	50,071
Royal Bank of Canada MTN
4.650%, 01/27/26	35,000	38,493
Sirius International Group
7.506%, 05/29/49 (A) (B)	30,000	30,113
Toronto-Dominion Bank MTN
2.125%, 04/07/21	25,000	25,440
USF&G Capital III
8.312%, 07/01/46 (A)	15,000	20,615
Validus Holdings
8.875%, 01/26/40	15,000	20,895
Wachovia Capital Trust III
5.570%, 12/31/49 (B)	15,000	15,000
Wells Fargo
2.100%, 07/26/21	15,000	15,069

		1,154,233

HEALTH CARE — 4.8%
AbbVie
2.500%, 05/14/20	25,000	25,657
Aetna
2.800%, 06/15/23	15,000	15,439
1.900%, 06/07/19	20,000	20,262
Anthem
3.125%, 05/15/22	25,000	26,078
AstraZeneca
2.375%, 11/16/20	25,000	25,682
CHS
8.000%, 11/15/19	60,000	57,675
Express Scripts Holding
4.800%, 07/15/46	30,000	31,981
3.000%, 07/15/23	35,000	35,592
Gilead Sciences
2.550%, 09/01/20	25,000	25,998

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
Mylan
2.550%, 03/28/19	$25,000	$25,477
Mylna NV
3.950%, 06/15/26 (A)	45,000	46,859
3.150%, 06/15/21 (A)	40,000	41,253
Perrigo
2.300%, 11/08/18	20,000	20,088
Perrigo Finance Unlimited
4.375%, 03/15/26	15,000	16,142
Tenet Healthcare
8.125%, 04/01/22	40,000	41,300
Teva Pharmaceutical Finance Netherlands III BV
2.800%, 07/21/23	15,000	15,260
2.200%, 07/21/21	35,000	35,176

		505,919

INDUSTRIALS — 1.3%
American Airlines Pass-Through Trust, Ser 2014-1, Cl B
4.375%, 10/01/22	30,260	30,790
General Electric
5.250%, 12/06/17	20,000	21,136
4.500%, 03/11/44	25,000	29,791
General Electric MTN
5.875%, 01/14/38	10,000	13,758
1.013%, 05/05/26 (B)	20,000	18,908
Lockheed Martin
3.350%, 09/15/21	20,000	21,539

		135,922

INFORMATION TECHNOLOGY — 2.9%
Diamond 1 Finance
5.450%, 06/15/23 (A)	45,000	47,661
4.420%, 06/15/21 (A)	25,000	26,123
Harris
1.999%, 04/27/18	25,000	25,164
Hewlett Packard Enterprise
6.200%, 10/15/35 (A)	35,000	35,815
2.450%, 10/05/17 (A)	60,000	60,746
Oracle
2.650%, 07/15/26	35,000	35,170
1.900%, 09/15/21	25,000	25,079
Seagate HDD Cayman
4.750%, 06/01/23	30,000	27,981
Tyco Electronics Group
6.550%, 10/01/17	20,000	21,180

		304,919

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS — 2.9%
Albemarle
5.450%, 12/01/44	$30,000	$33,759
4.150%, 12/01/24	25,000	27,148
ArcelorMittal
6.125%, 06/01/25	25,000	26,492
Axiall
4.875%, 05/15/23	15,000	15,422
Barrick
5.250%, 04/01/42	10,000	10,834
4.100%, 05/01/23	11,000	11,802
Barrick North America Finance
5.750%, 05/01/43	10,000	11,609
BHP Billiton Finance USA
6.750%, 10/19/75 (A) (B)	15,000	16,688
Blue Cube Spinco
10.000%, 10/15/25 (A)	55,000	62,837
Georgia-Pacific
8.875%, 05/15/31	25,000	40,371
Rayonier AM Products
5.500%, 06/01/24 (A)	25,000	21,672
Yara International
3.800%, 06/06/26 (A)	25,000	26,410

		305,044

TELECOMMUNICATION SERVICES — 2.1%
BellSouth
6.000%, 11/15/34	20,000	22,457
Intelsat Jackson Holdings
7.250%, 04/01/19	40,000	29,900
Nokia
6.625%, 05/15/39	30,000	32,325
Sprint Capital
8.750%, 03/15/32	50,000	46,625
Verizon Communications
4.672%, 03/15/55	25,000	25,966
2.625%, 08/15/26	20,000	19,968
1.375%, 08/15/19	45,000	45,018

		222,259

UTILITIES — 1.7%
Duke Energy Progress
4.100%, 03/15/43	15,000	16,765
Emera
6.750%, 06/15/76 (B)	30,000	32,430

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Emera US Finance
4.750%, 06/15/46 (A)	$10,000	$11,013
3.550%, 06/15/26 (A)	20,000	20,995
Exelon
2.850%, 06/15/20	25,000	25,980
Great Plains Energy
5.292%, 06/15/22 (C)	25,000	28,057
Monongahela Power
5.400%, 12/15/43 (A)	15,000	19,448
4.100%, 04/15/24 (A)	20,000	22,009

		176,697

TOTAL CORPORATE OBLIGATIONS (Cost $3,750,951)		3,870,859

MORTGAGE-BACKED SECURITIES — 33.6%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 26.9%
FHLMC
5.500%, 06/01/41	14,376	16,266
4.000%, 08/01/44 to 02/01/46	121,184	131,490
3.500%, 08/01/30 to 05/01/46	177,883	189,020
2.849%, 03/25/26	60,000	63,392
FHLMC Multifamily Structured Pass Through Certificates, Ser KF12, Cl A
1.169%, 09/25/22 (B)	19,510	19,596
FHLMC Multifamily Structured Pass Through Certificates, Ser KJ04, Cl A2
2.131%, 01/25/21	40,000	40,783
FHLMC Multifamily Structured Pass Through Certificates, Ser KW01, Cl A2
2.853%, 01/25/26	20,000	21,251
FHLMC Reference REMIC, Ser R006, Cl ZA
6.000%, 04/15/36	28,889	33,316
FHLMC, Ser 2003-2632, Cl AB
4.500%, 06/15/18	10,805	11,076
FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	13,719	15,230
FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	45,376	47,435
FNMA
6.000%, 09/01/39	3,136	3,586
5.500%, 04/01/36 to 07/01/40	65,454	74,124

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
4.500%, 04/01/35 to 03/01/46	$58,099	$64,508
4.000%, 06/01/45 to 04/01/46	152,761	165,303
3.500%, 07/01/30 to 04/01/46	526,407	556,788
3.120%, 06/01/35	25,000	26,754
3.000%, 12/01/42	30,123	31,541
FNMA TBA
5.000%, 08/14/37	85,000	94,084
4.500%, 09/01/33	100,000	109,046
4.000%, 08/13/39	105,000	112,567
3.500%, 08/01/40	350,000	369,801
3.000%, 08/01/42	280,000	291,375
FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	3,552	4,395
FNMA, Ser 2004-54, Cl ES
7.112%, 04/25/27 (B)	26,727	31,353
FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	14,872	16,574
FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	69,475	82,662
GNMA
5.500%, 07/20/43 to 09/20/43	21,066	23,261
5.294%, 05/20/60	72,686	76,519
4.626%, 06/20/62	104,256	110,562

		2,833,658

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.7%
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl AM
5.800%, 04/10/49 (B)	10,000	10,260
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	3,692	3,678
Commercial Mortgage Trust, Ser 2015-CR25, Cl A4
3.759%, 08/10/48	30,000	33,335
Commercial Mortgage Trust, Ser 2015-PC1, Cl B
4.443%, 07/10/50 (B)	35,000	38,417
Credit Suisse First Boston Mortgage Securities, Ser C3, Cl B
4.882%, 07/15/37	10,000	9,990
CSMC Mortgage-Backed Trust, Ser 2007-5, Cl 8A2
6.000%, 10/25/24	35,575	36,740
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl 2A1
2.936%, 04/25/35 (B)	15,913	15,576

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
FREMF Mortgage Trust, Ser 2015-K721, Cl B
3.565%, 09/25/22 (A) (B)	$15,000	$14,664
FREMF Mortgage Trust, Ser K24, Cl B
3.623%, 11/25/45 (A) (B)	25,000	26,164
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl AJ
4.987%, 09/12/37 (B)	4,074	4,073
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB20, Cl AM
6.087%, 02/12/51 (B)	10,000	10,413
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A1A
5.439%, 01/15/49	38,864	39,436
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	40,000	38,702
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LD11, Cl AM
5.927%, 06/15/49 (B)	10,000	10,067
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 1A1
2.871%, 07/25/35 (B)	15,066	14,788
LB Commercial Mortgage Trust, Ser 2007-C3, Cl AM
6.118%, 07/15/44 (B)	35,000	35,981
LB-UBS Commercial Mortgage Trust, Ser 2003-C3, Cl X, IO
0.567%, 06/15/36 (A) (B)	457,421	1,360
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl F
5.350%, 11/15/40 (B)	10,000	9,907
Merrill Lynch Mortgage Investors Trust, Ser 2005-2, Cl 2A
2.710%, 10/25/35 (B)	29,747	28,151
Merrill Lynch Mortgage Investors Trust, Ser 2005-A10, Cl A
0.663%, 02/25/36 (B)	14,886	13,517
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl C
4.992%, 02/15/47 (B)	15,000	16,452
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl A4
3.732%, 05/15/48	30,000	33,245
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.500%, 05/15/48 (B)	10,000	9,796

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AM
5.370%, 12/15/43	$70,000	$70,314
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A1A
5.820%, 06/11/42 (B)	41,980	43,220
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A4
8.500%, 06/25/35 (A)	31,663	33,150
Rialto Real Estate Fund LLC, Ser 2015-LT7, Cl A
3.000%, 12/25/32 (A)	28,325	28,325
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl AM
6.224%, 06/15/45 (B)	20,000	20,061
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A4
5.509%, 04/15/47	8,214	8,329
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/47	50,000	53,817

		711,928

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,520,421)		3,545,586

U.S. TREASURY OBLIGATIONS — 17.3%
U.S. Treasury Bond
2.500%, 02/15/46	370,000	394,614
U.S. Treasury Note
1.625%, 05/15/26	615,000	624,201
1.375%, 06/30/23	105,000	105,599
1.125%, 06/30/21	530,000	532,256
0.875%, 05/31/18	30,000	30,114
0.750%, 07/15/19	10,000	9,997
0.625%, 06/30/18	130,000	129,909

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,793,827)		1,826,690

ASSET-BACKED SECURITIES — 5.0%
Access Group, Ser 2006-1, Cl B
1.079%, 08/25/37 (B)	39,644	32,480
Bear Stearns Asset Backed Securities I Trust, Ser 2005-FR1, Cl M1
1.203%, 06/25/35 (B)	43,951	43,660
California Republic Auto Receivables Trust, Ser 2016-1, Cl A4
2.240%, 10/15/21	25,000	25,431
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/18	26,423	26,412

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount	Value

Capital Auto Receivables Asset Trust, Ser 2016-1, Cl A2A
1.500%, 11/20/18	$135,000	$134,995
CarFinance Capital Auto Trust, Ser 2014-1A, Cl A
1.460%, 12/17/18 (A)	7,540	7,526
CarMax Auto Owner Trust, Ser 2016-2, Cl A3
1.520%, 02/16/21	40,000	40,108
Commercial Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	25,000	27,852
GM Financial Automobile Leasing Trust, Ser 2015-3, Cl A3
1.690%, 03/20/19	20,000	20,152
GM Financial Automobile Leasing Trust, Ser 2016-2, Cl A3
1.620%, 09/20/19	15,000	15,076
Renaissance Home Equity Loan Trust, Ser 2005-4, Cl A3
5.565%, 02/25/36	17,872	17,665
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl A3
1.580%, 09/16/19	20,000	20,037
SG Commercial Mortgage Securities Trust, Ser 2016-C5, Cl A4
3.055%, 10/10/48	20,000	20,840
SLM Private Credit Student Loan Trust, Ser 2005-B, Cl A2
0.814%, 03/15/23 (B)	74,455	73,898
SMART ABS Series Trust, Ser 2015-3US, Cl A3A
1.660%, 08/14/19	25,000	24,931

TOTAL ASSET-BACKED SECURITIES (Cost $534,149)		531,063

LOAN PARTICIPATIONS — 1.0%
Avago Technologies Cayman, Term Loan B-1
4.250%, 02/01/23 (B)	23,373	23,369
Chrysler Group, Term Loan B
3.500%, 05/24/17	14,494	14,510
MacDermid, Term Loan B
5.500%, 06/05/20	29,543	29,543
Sungard Availability Services Capital, Term Loan
6.000%, 03/29/19	17,615	14,884
T-Mobile USA, Term Loan, 1st Lien
3.500%, 11/09/22 (B)	14,925	15,008

TOTAL LOAN PARTICIPATIONS (Cost $97,984)		97,314

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

MUNICIPAL BONDS — 0.8%
	Face Amount/ Shares	Value

GEORGIA — 0.8%
Municipal Electric Authority of Georgia, Ser 2010-A
7.055%, 04/01/57	$40,000	$49,879
6.637%, 04/01/57	25,000	34,971

TOTAL MUNICIPAL BONDS (Cost $81,183)		84,850

PREFERRED STOCK — 0.2%

FINANCIALS — 0.2%
State Street, 5.350% (B)	800	22,136

TOTAL PREFERRED STOCK (Cost $20,000)		22,136

TOTAL INVESTMENTS — 94.6% (Cost $9,798,515)†		$9,978,498

Percentages are based on Net Assets of $10,553,265.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2016 was $1,042,824 and represents 9.9% of Net Assets.
(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2016.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2016. The coupon on a step bond changes on a specified date.

ABS — Asset-Based Security

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

REMIC — Real Estate Management Investment Conduit

Ser — Series

TBA — To Be Announced

†	As of July 31, 2016, the tax basis cost of the Fund’s investments was $9,798,515, and the unrealized appreciation and (depreciation) were $231,648 and ($51,665) respectively.

As of July 31, 2016, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND III	LOGAN CIRCLE PARTNERS
CORE PLUS FUND
July 31, 2016 (Unaudited)

For the period ended July 31, 2016 there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016 there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LCP-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016